Long-term investments	12 Months Ended
Dec. 31, 2022
Available-for-sale financial assets [abstract]
Long-term investments	Long-term investments

	2022			2021
	Cost	AOCI	Fair value	Cost	AOCI	Fair value
	$	$	$	$	$	$

West African Resources Ltd. (Note 8)	20,530	(2,766)	17,764	20,530	759	21,289
Osino Resources Corp. (Note 8)	6,955	347	7,302	—	—	—
St. Augustine Gold & Copper Ltd.	20,193	(16,670)	3,523	20,193	(11,578)	8,615
Matador Mining Ltd.	2,362	68	2,430	—	—	—
RTG Mining Inc.	13,400	(12,798)	602	13,400	(12,114)	1,286
Libero Copper & Gold Corporation	632	(394)	238	632	272	904
Goldstone Resources Ltd.	20	(14)	6	20	4	24
	64,092	(32,227)	31,865	54,775	(22,657)	32,118